Private Placement Warrants (Details) - Private Placement Warrants [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jul. 18, 2025	Dec. 31, 2025
Private Placement Warrants [Line Items]
Outstanding and exercisable warrants (in Dollars)		$ 14,400
Closing price (in Dollars per share)		$ 5.4
Class A Ordinary Shares [Member]
Private Placement Warrants [Line Items]
Warrants issued	20,000,000
Closing price (in Dollars per share)		$ 5.4
Shares issued (in Dollars)		$ 2,675,000
Reduction of shares		17,325,000
Exercised shares		20,000,000